Related Party Transactions - Schedule of significant related party transactions, revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CyberLink
Related Party Transactions
Revenue-others (service revenue)	$ 32	$ 28	$ 35